Financial Instruments - Summary of Net Result from Financial Instruments by Measurement Categories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 4,731	€ 12,082	€ (7,041)
Financial assets at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	7,612	1,849	5,119
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result			(884)
Financial liabilities at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	(802)	(712)	(286)
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ (2,079)	€ 10,945	€ (10,990)